ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 28, 2014
ORDINARY SHARES [Line Items]
Stock repurchase, authorized amount				$ 100,000
Class A ordinary shares [Member]
ORDINARY SHARES [Line Items]
Total consideration given for repurchase of ordinary shares	87,323	55,575	53,630
Class A ordinary shares [Member] | Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Shares repurchased as treasury stock			54,253,314
Shares repurchased	80,728,137	56,635,569
Shares cancelled immediately after the repurchase
Class B ordinary shares [Member] | Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Shares repurchased as treasury stock
Shares repurchased
Shares cancelled immediately after the repurchase
ADSs [Member]
ORDINARY SHARES [Line Items]
Stock repurchase, authorized amount	$ 57,317